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   UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                FORM 13F
                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.):  [ ] is a restatement.

                                   [ ] adds new holdings entries. Institutional

Investment Manager Filing this Report:

Name: Motley Fool Asset Management LLC

Address: 2000 Duke St, Suite 175, Alexandria, VA 22314

Form 13F File Number: 028-14177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Philip Biedronski

Title: Treasurer

Phone: 703-254-1566

Signature, Place, and Date of Signing:

/s/ Philip Biedronski               Alexandria, VA    10/31/12
----------------------------------  ---------------  -----------
           [Signature]               [City, State]      [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number    Name

28-__________________   ________________________________________________
[Repeat as necessary.]

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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total:   203,332


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
None


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
        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
HCC INSURANCE HOLDINGS,
 INC.                     Common Stock  404132102         8,395    247,700 SHS         SOLE                247,700
Markel Corporation        Common Stock  570535104         7,840     17,100 SHS         SOLE                 17,100
WELLPOINT, INC.           Common Stock  94973V107         6,955    119,897 SHS         SOLE                119,897
LOEWS CORPORATION         Common Stock  540424108         6,713    162,690 SHS         SOLE                162,690
BERKSHIRE HATHAWAY INC.   Common Stock  084670108         6,635         50 SHS         SOLE                     50
YUM! BRANDS, INC.         Common Stock  988498101         6,576     99,132 SHS         SOLE                 99,132
UNDER ARMOUR, INC.        Common Stock  904311107         6,360    113,910 SHS         SOLE                113,910
DENBURY RESOURCES INC.    Common Stock  247916208         6,230    385,500 SHS         SOLE                385,500
BROOKFIELD ASSET
 MANAGEMENT INC.          Common Stock  112585104         5,873    170,174 SHS         SOLE                170,174
SBA COMMUNICATIONS
 CORPORATION              Common Stock  78388J106         5,803     92,250 SHS         SOLE                 92,250
GOOGLE INC.               Common Stock  38259P508         5,659      7,500 SHS         SOLE                  7,500
NATUS MEDICAL
 INCORPORATED             Common Stock  639050103         5,550    424,600 SHS         SOLE                424,600
PAYCHEX, INC.             Common Stock  704326107         5,050    151,702 SHS         SOLE                151,702
Banco Latinoamericano de
 Comercio Exterior, S.A.  Common Stock  P16994132         5,034    227,865 SHS         SOLE                227,865
Arcos Dorados Holdings
 Inc.                     Common Stock  G0457F107         4,764    308,762 SHS         SOLE                308,762
Baidu, Inc.               American
                          Depository
                          Receipt (ADR) 056752108         4,686     40,086 SHS         SOLE                 40,086
BIG LOTS, INC.            Common Stock  089302103         4,358    147,341 SHS         SOLE                147,341
INFINERA CORPORATION      Common Stock  45667G103         4,223    770,590 SHS         SOLE                770,590
FORMFACTOR, INC.          Common Stock  346375108         4,149    742,200 SHS         SOLE                742,200
INNOPHOS HOLDINGS, INC.   Common Stock  45774N108         3,936     81,164 SHS         SOLE                 81,164
ANNALY CAPITAL            Real Estate
 MANAGEMENT, INC.         Investment
                          Trust (REIT)  035710409         3,705    219,989 SHS         SOLE                219,989
PENN NATIONAL GAMING,
 INC.                     Common Stock  707569109         3,566     82,700 SHS         SOLE                 82,700
DR.REDDY'S LABORATORIES   American
 LTD                      Depository
                          Receipt (ADR) 256135203         3,440    111,456 SHS         SOLE                111,456
POSCO                     American
                          Depository
                          Receipt (ADR) 693483109         3,360     41,203 SHS         SOLE                 41,203
DREAMWORKS ANIMATION
 SKG, INC.                Common Stock  26153C103         3,358    174,600 SHS         SOLE                174,600
CHIPOTLE MEXICAN GRILL,
 INC.                     Common Stock  169656105         3,334     10,500 SHS         SOLE                 10,500
LEVEL 3 COMMUNICATIONS,
 INC.                     Common Stock  52729N308         3,290    143,250 SHS         SOLE                143,250
BROOKFIELD
 INFRASTRUCTURE PARTNERS
 L.P.                     Unit          G16252101         3,275     92,127 SHS         SOLE                 92,127
CROWN HOLDINGS, INC.      Common Stock  228368106         3,116     84,800 SHS         SOLE                 84,800
COVIDIEN PUBLIC LIMITED
 COMPANY                  Common Stock    B1YWB83         3,097     52,128 SHS         SOLE                 52,128
COSTCO WHOLESALE
 CORPORATION              Common Stock  22160K105         2,961     29,558 SHS         SOLE                 29,558
FLOWSERVE CORPORATION     Common Stock  34354P105         2,900     22,700 SHS         SOLE                 22,700
ENSTAR GROUP LIMITED      Common Stock  G3075P101         2,422     24,310 SHS         SOLE                 24,310
ZIMMER HOLDINGS, INC.     Common Stock  98956P102         2,367     35,000 SHS         SOLE                 35,000
COMPAGNIE GENERALE DE     American
 GEOPHYSIQUE - VERITAS    Depository
 S.A.                     Receipt (ADR) 204386106         2,185     66,500 SHS         SOLE                 66,500
INTL FCSTONE INC.         Common Stock  459028106         2,150    112,813 SHS         SOLE                112,813
TRIMAS CORPORATION        Common Stock  896215209         2,093     86,800 SHS         SOLE                 86,800
CISCO SYSTEMS, INC.       Common Stock  17275R102         2,005    105,000 SHS         SOLE                105,000
FLOW INTERNATIONAL
 CORPORATION              Common Stock  343468104         1,974    533,400 SHS         SOLE                533,400
OCCIDENTAL PETROLEUM
 CORPORATION              Common Stock  674599105         1,949     22,645 SHS         SOLE                 22,645
DIAMOND HILL INVESTMENT
 GROUP, INC.              Common Stock  25264R207         1,939     25,284 SHS         SOLE                 25,284
SCHWEITZER-MAUDUIT
 INTERNATIONAL, INC.      Common Stock  808541106         1,887     57,200 SHS         SOLE                 57,200
BRF - Brasil Foods S.A.   American
                          Depository
                          Receipt (ADR) 10552T107         1,881    108,704 SHS         SOLE                108,704
RETAIL OPPORTUNITY
 INVESTMENTS CORP.        Common Stock  76131N101         1,848    143,560 SHS         SOLE                143,560
Philip Morris
 International Inc.       Common Stock  718172109         1,715     19,072 SHS         SOLE                 19,072
THOR INDUSTRIES, INC.     Common Stock  885160101         1,707     46,988 SHS         SOLE                 46,988
HORSEHEAD HOLDING CORP.   Common Stock  440694305         1,705    182,200 SHS         SOLE                182,200
QUEST DIAGNOSTICS
 INCORPORATED             Common Stock  74834L100         1,522     24,000 SHS         SOLE                 24,000
RED ROBIN GOURMET
 BURGERS, INC.            Common Stock  75689M101         1,467     45,000 SHS         SOLE                 45,000
HECKMANN CORPORATION      Common Stock  422680108         1,436    342,000 SHS         SOLE                342,000
AMERICAN WOODMARK
 CORPORATION              Common Stock  030506109         1,382     69,200 SHS         SOLE                 69,200
TRACTOR SUPPLY COMPANY    Common Stock  892356106         1,305     13,200 SHS         SOLE                 13,200
WYNN RESORTS, LIMITED     Common Stock  983134107         1,270     11,000 SHS         SOLE                 11,000
NVIDIA CORPORATION        Common Stock  67066G104         1,241     93,000 SHS         SOLE                 93,000
Geospace Technologies
 Corporation.             Common Stock  37364X109         1,145     18,700 SHS         SOLE                 18,700
DREW INDUSTRIES
 INCORPORATED             Common Stock  26168L205         1,097     36,311 SHS         SOLE                 36,311
LIBERTY INTERACTIVE
 CORPORATION              Common Stock  53071M104         1,076     58,150 SHS         SOLE                 58,150
THE FEMALE HEALTH
 COMPANY                  Common Stock  314462102         1,048    146,600 SHS         SOLE                146,600
ILLINOIS TOOL WORKS INC.  Common Stock  452308109           952     16,000 SHS         SOLE                 16,000
KAPSTONE PAPER AND
 PACKAGING CORPORATION    Common Stock  48562P103           922     41,200 SHS         SOLE                 41,200
SUFFOLK BANCORP.          Common Stock  864739107           645     44,000 SHS         SOLE                 44,000
CARBO CERAMICS INC.       Common Stock    2238821           579      9,200 SHS         SOLE                  9,200
AUTOZONE, INC.            Common Stock  053332102           444      1,200 SHS         SOLE                  1,200
TEVA PHARMACEUTICAL       American
 INDUSTRIES LIMITED       Depository
                          Receipt (ADR) 881624209           439     10,601 SHS         SOLE                 10,601
WATERS CORPORATION        Common Stock  941848103           425      5,100 SHS         SOLE                  5,100
HDFC BANK LIMITED         American
                          Depository
                          Receipt (ADR) 40415F101           415     11,050 SHS         SOLE                 11,050
STERLITE INDUSTRIES       American
 (INDIA) LIMITED          Depository
                          Receipt (ADR) 859737207           304     40,080 SHS         SOLE                 40,080
STATOIL ASA               American
                          Depository
                          Receipt (ADR)   2763129           206      8,000 SHS         SOLE                  8,000